Taxation - Summary of taxation by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Income Taxes [Line Items]
Current taxation	€ 1,371	€ 1,970	€ 1,851
Deferred taxation	(301)	(318)	265
Effective tax amount	1,070	1,652	2,116
Netherlands [member]
Disclosure Of Income Taxes [Line Items]
Current taxation	355	488	587
Deferred taxation	(72)	(51)	151
Effective tax amount	284	437	738
Rest of the world [member]
Disclosure Of Income Taxes [Line Items]
Current taxation	1,016	1,481	1,264
Deferred taxation	(230)	(267)	114
Effective tax amount	€ 786	€ 1,214	€ 1,379